RELATED PARTY TRANSACTIONS AND BALANCES (Details)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Bluemount Holdings Limited [Member]
IfrsStatementLineItems [Line Items]
Nature of relationships	Bluemount Group Limited
Relationship with the Group	Shareholder of the Company
Echo International Holdings Group Limited 1 [Member]
IfrsStatementLineItems [Line Items]
Nature of relationships	Echo International Holdings Group Limited
Relationship with the Group	Shareholder of the Company
Lissington Limited [Member]
IfrsStatementLineItems [Line Items]
Nature of relationships	Lissington Limited
Relationship with the Group	Shareholder of the Company since May 14, 2024
E C G O International Limited [Member]
IfrsStatementLineItems [Line Items]
Nature of relationships	ECGO International Limited
Relationship with the Group	Substantial shareholder of Echo International Holdings Group Limited (“Echo International”) until October 18, 2023
Yuk Cuisine Limited [Member]
IfrsStatementLineItems [Line Items]
Nature of relationships	Yuk Cuisine Limited
Relationship with the Group	Common director (Ms. Chan Wan Shan Sandra) and a wholly-owned subsidiary of Echo International
Yuk Cuisine Hong Kong Limited [Member]
IfrsStatementLineItems [Line Items]
Nature of relationships	Yuk Cuisine (Hong Kong) Limited
Relationship with the Group	Common director (Ms. Chan Wan Shan Sandra) and a wholly-owned subsidiary of Echo International
Echo Asia Hong Kong Limited 1 [Member]
IfrsStatementLineItems [Line Items]
Nature of relationships	Echo Asia (Hong Kong) Limited
Echo Asia Hong Kong Limited [Member]
IfrsStatementLineItems [Line Items]
Nature of relationships	4,507
Relationship with the Group	Common director (Ms. Chan Wan Shan Sandra) and a wholly-owned subsidiary of Echo International
Bluemount Credit Limited [Member]
IfrsStatementLineItems [Line Items]
Nature of relationships	Bluemount Credit Limited
Relationship with the Group	Common directors (Ms. Chan Wan Shan Sandra and Mr. Pan Jiye) until March 31, 2024 and a wholly-owned subsidiary of Lissington Limited
Bluemount Financial Holdings Limited [Member]
IfrsStatementLineItems [Line Items]
Nature of relationships	Bluemount Financial Holdings Limited
Relationship with the Group	Common directors (Ms. Chan Wan Shan Sandra and Mr. Pan Jiye)
Bluemount Investment Fund S P C [Member]
IfrsStatementLineItems [Line Items]
Nature of relationships	Bluemount Investment Fund SPC
Relationship with the Group	Common director (Ms. Chan Wan Shan Sandra)
Global New Normal Anti Inflation Limited Partnership Fund S P C [Member]
IfrsStatementLineItems [Line Items]
Nature of relationships	Global New Normal Anti-Inflation Limited Partnership Fund SPC
Relationship with the Group	Investment manager of the fund until March 1, 2024
Ms Chan Wan Shan Sandra [Member]
IfrsStatementLineItems [Line Items]
Nature of relationships	Ms. Chan Wan Shan Sandra
Relationship with the Group	Director of the Company
Mr Pan Jiye [Member]
IfrsStatementLineItems [Line Items]
Nature of relationships	Mr. Pan Jiye
Relationship with the Group	Director of the Company